Stockholders' Equity (10K) (Details1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Risk-free interest rate, minimum			0.04%	0.04%	0.04%	0.40%
Risk-free interest rate, maximum			3.28%	3.73%	3.73%	4.92%
Expected volatility, minimum			120.74%	93.63%	91.99%	91.99%
Expected volatility, maximum			198.38%	198.38%	198.38%	198.38%
Expected dividend yield			$ 0	$ 0	$ 0	$ 0
Estimated average forfeiture rate	7.89%	9.75%			10.00%	10.00%
Minimum [Member]
Fair value assumptions, stock options
Expected life			3 years 3 months 4 days	2 years 9 months 25 days	3 years 3 months 4 days	2 years 9 months 25 days
Maximum [Member]
Fair value assumptions, stock options
Expected life			6 years 3 months 29 days	7 years	7 years	7 years